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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21417

Registrant Name: NFJ Dividend, Interest & Premium Strategy Fund

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: January 31, 2008

Date of Reporting Period: October 31, 2007

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments October 31, 2007 (unaudited)

Shares
(000)		Value*
COMMON STOCK-73.7%
	Banking-6.0%
900	Bank of America Corp. (a)	$43,452,000
600	KeyCorp (a)	17,070,000
2,000	Regions Financial Corp. (a)	54,240,000
750	Wachovia Corp. (a)	34,297,500
		149,059,500
	Beverages-2.9%
700	Anheuser-Busch Cos., Inc. (a)	35,896,000
600	Coca-Cola Co.	37,056,000
		72,952,000
	Capital Markets-0.5%
200	Merrill Lynch & Co., Inc.	13,204,000

	Chemicals-3.6%
2,000	Dow Chemical Co. (a)	90,080,000

	Commercial Services-0.7%
400	RR Donnelley & Sons Co. (a)	16,116,000

	Computers & Peripherals-2.6%
2,300	Seagate Technology, Inc. (a)	64,032,000

	Diversified Financial Services-0.9%
500	JP Morgan Chase & Co. (a)	23,500,000

	Diversified Telecommunication Services-5.7%
500	AT&T, Inc. (a)	20,895,000
700	Verizon Communications, Inc. (a)	32,249,000
6,600	Windstream Corp. (a)	88,770,000
		141,914,000
	Energy Equipment & Services-1.5%
470	GlobalSantaFe Corp.	38,084,100

	Food-1.3%
1,000	Kraft Foods, Inc. — Class A	33,410,000

	Household Durables-2.6%
393	Black & Decker Corp.	35,334,630
497	Stanley Works	28,579,330
		63,913,960
	Household Products-1.1%
400	Kimberly-Clark Corp.	28,356,000

	Insurance-3.8%
700	Allstate Corp. (a)	36,680,000
500	Lincoln National Corp. (a)	31,185,000
500	Travelers Cos., Inc.	26,105,000
		93,970,000
	Leisure Equipment & Products-0.8%
1,000	Mattel, Inc.	20,890,000

	Media-3.1%
1,200	CBS Corp. — Class B	34,440,000
1,000	Gannett Co. (a)	42,410,000
		76,850,000
	Metals & Mining-1.9%
1,200	Alcoa, Inc.	47,508,000

	Multi-Utilities-2.2%
683	Ameren Corp.	36,901,356
300	Sempra Energy	18,453,000
		55,354,356

	Oil & Gas-15.6%
1,000	Anadarko Petroleum Corp. (a)	59,020,000
600	Chevron Corp. (a)	54,906,000
600	ConocoPhillips	50,976,000
950	Marathon Oil Corp.	56,173,500
900	Occidental Petroleum Corp.	62,145,000
700	Petroleo Brasileiro SA, ADR	66,941,000
435	Royal Dutch Shell PLC, ADR	38,066,850
		388,228,350

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments October 31, 2007 (unaudited)

Shares
(000)			Value*
	Pharmaceuticals-8.9%
1,700	GlaxoSmithKline PLC, ADR (a)		$87,125,000
600	Merck & Co., Inc. (a)		34,956,000
4,000	Pfizer, Inc. (a)		98,440,000
			220,521,000
	Real Estate (REIT)-0.6%
490	Duke Realty Corp.		15,753,500

	Road & Rail-1.5%
700	Norfolk Southern Corp.		36,155,000

	Specialty Retail-0.3%
214	Home Depot, Inc.		6,739,989

	Textiles, Apparel & Luxury Goods-0.4%
10	VF Corp.		871,300

	Thrift & Mortgage Finance-1.5%
300	Freddie Mac		15,669,000
800	Washington Mutual, Inc. (a)		22,304,000
			37,973,000
	Tobacco-3.7%
700	Altria Group, Inc. (a)		51,051,000
650	Reynolds American, Inc. (a)		41,879,500
			92,930,500

	Total Common Stock (cost-$1,721,013,178)		1,828,366,555

CONVERTIBLE PREFERRED STOCK-17.8%
		Credit Rating
	Agriculture-0.7%	(Moody's/S&P)
117	Bunge Ltd., 4.875%, 12/31/49	Ba1/BB	16,802,875

	Automotive-0.6%
575	General Motors Corp., 6.25%, 7/15/33, Ser. C	Caa1/B-	14,773,645

	Banking-1.0%
195	Washington Mutual Capital Trust, 5.375%, 5/1/41, UNIT	A3/BBB	8,578,050
129	Wells Fargo & Co., 8.00%, 6/1/08, Ser. AAPL (Apple, Inc.) (f)	Aa1/A+	17,178,635
			25,756,685
	Commercial Services-0.3%
161	United Rentals, Inc., 6.50%, 8/1/28	Caa1/B-	8,017,710

	Diversified Financial Services-5.9%
131	Citigroup Funding, Inc., 4.583%, 9/27/08, Ser. GNW (Genworth Financial, Inc.) (d) (f)	Aa2/AA	3,511,980
866	Eksportfinans AS, 13.00%, 11/1/08, Ser. TWX (Time Warner, Inc.) (f)	Aa2/AA	15,742,488
	Goldman Sachs Group, Inc.,
495	12.00%, 12/12/07, Ser. CSCO (Cisco Systems, Inc.) (f)	Aa3/NR	14,200,760
356	20.00%, 3/6/08, Ser. DISH (EchoStar Communications Corp.) (f)	Aa3/NR	14,288,953
87	Lazard Ltd., 6.625%, 5/15/08	Ba1/NR	3,618,713
	Lehman Brothers Holdings, Inc.,
630	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.) (f)	A1/A+	15,780,208
178	8.50%, 8/25/08, Ser. UTX (United Technologies Corp.) (f)	A1/A+	12,979,008
348	20.00%, 2/24/08, Ser. HPQ (Hewlett-Packard Co.) (f)	A1/A+	14,801,769
	Morgan Stanley,
176	20.00%, 12/15/07, Ser. XOM (Exxon Mobil Corp.) (f)	Aa3/AA-	12,912,382
377	20.00%, 1/31/08, Ser. T (AT&T, Inc.) (f)	Aa3/AA-	13,184,327
26	20.00%, 3/8/08, Ser. GOOG (Google, Inc.) (f)	Aa3/NR	12,209,324
391	20.00%, 3/24/08, Ser. DIS (The Walt Disney Co.) (f)	Aa3/NR	12,015,146
			145,245,058
	Electric-1.9%
244	AES Trust III, 6.75%, 10/15/29	B3/B-	12,122,006
230	Entergy Corp., 7.625%, 2/17/09	NR/BBB	16,617,500
48	NRG Energy, Inc., 5.75%, 3/16/09	B2/CCC+	19,131,125
			47,870,631
	Hand/Machine Tools-0.4%
10	Stanley Works, 7.145%, 5/17/12 (d)	A2/A	11,025,300

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments October 31, 2007 (unaudited)

Shares		Credit Rating
(000)		(Moody's/S&P)	Value*
	Insurance-2.0%
12	Fortis Insurance NV, 7.75%, 1/26/08 (b)(c)	Aa3/A+	$16,681,100
405	Metlife, Inc., 6.375%, 8/15/08	NR/BBB+	13,565,544
173	Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09, Ser. A	NR/BB+	5,730,625
504	XL Capital Ltd., 7.00%, 2/15/09	A3/A-	12,815,347
			48,792,616
	Investment Companies-0.7%
	Vale Capital Ltd.,
175	5.50%, 6/15/10, Ser. RIO-P (Companhia Vale ADS) (f)	NR/NR	12,731,250
56	5.50%, 6/15/10, Ser. RIO (Companhia Vale do Rio Doce) (f)	NR/NR	4,113,281
			16,844,531
	Metals & Mining-0.8%
121	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10	NR/B+	20,688,928

	Oil & Gas-0.6%
113	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	13,719,438

	Packaging & Containers-0.2%
106	Owens-Illinois, Inc., 4.75%, 12/31/49	Caa1/B-	4,989,600

	Pharmaceuticals-0.5%
47	Schering-Plough Corp., 6.00%, 8/13/10	Baa3/BBB	12,428,850

	Real Estate (REIT)-0.5%
465	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	B2/B-	11,630,000

	Sovereign-0.6%
362	Svensk Exportkredit AB, 10.00%, 10/20/08, Ser. TEVA (Teva Pharmaceutical Industries Ltd.) (f)	Aa1/AA+	15,942,150

	Telecommunications-0.6%
239	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	14,363,562

	Waste Disposal-0.5%
40	Allied Waste Industries, Inc., 6.25%, 3/1/08, Ser. D	B3/B	13,165,500

	Total Convertible Preferred Stock (cost-$402,611,134)		442,057,079

CONVERTIBLE BONDS & NOTES-7.0%
Principal
Amount
(000)
	Automotive-0.6%
$11,760	Ford Motor Co., 4.25%, 12/15/36	Caa1/CCC+	14,141,400

	Commercial Services-1.1%
	Quanta Services, Inc.,
3,000	3.75%, 4/30/26 (b)(c)	NR/B+	4,758,750
7,930	3.75%, 4/30/26, GDR	NR/B+	12,578,963
7,500	Vertrue, Inc., 5.50%, 10/1/10	NR/B+	9,327,750
			26,665,463
	Computers-1.4%
9,000	DST Systems, Inc., 4.125%, 8/15/23	NR/NR	16,267,500
5,450	Electronic Data Systems Corp., 3.875%, 7/15/23	Ba1/BBB-	5,484,062
11,485	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	13,035,475
			34,787,037
	Electric-0.5%
3,500	PG&E Corp., 9.50%, 6/30/10	NR/NR	12,324,375

	Electrical Components & Equipment-0.0%
750	General Cable Corp., 0.875%, 11/15/13	B1/B+	1,177,500

	Hotel/Gaming-0.1%
1,695	Mandalay Resort Group, 5.9875%, 3/21/33 (d)	Ba2/BB	2,398,425

	Oil & Gas-0.7%
9,865	Devon Energy Corp., 4.95%, 8/15/08	Baa1/BBB	16,856,819

	Real Estate (REIT)-0.5%
9,500	Digital Realty Trust L.P., 4.125%, 8/15/26 (b)(c)	NR/NR	13,132,800

	Retail-0.5%
12,800	Sonic Automotive, Inc., 5.25%, 5/7/09	B2/B	12,608,000

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments October 31, 2007 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Semi-conductors-0.2%
$4,500	Intel Corp., 2.95%, 12/15/35	NR/A-	$4,933,125

	Software-0.2%
5,000	Lawson Software, Inc., 2.50%, 4/15/12 (b)(c)	NR/NR	5,831,250

	Telecommunications-1.2%
13,300	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3/CCC	12,236,000
14,000	Nextel Communications, Inc., 5.25%, 1/15/10	Baa3/BBB	14,052,500
2,437	Nortel Networks Corp., 4.25%, 9/1/08, GDR	B3/B-	2,406,537
			28,695,037

	Total Convertible Bonds & Notes (cost-$152,685,609)		173,551,231

SHORT-TERM INVESTMENT-2.7%
	Time Deposit-2.7%
66,740	Royal Bank of Canada—Grand Cayman, 4.10%, 11/1/07		66,739,831
	(cost-$66,739,831)

	Total Investments, before call options written (cost-$2,343,049,752)-101.2%		2,510,714,696

CALL OPTIONS WRITTEN (e)-(0.8)%
Contracts
	American Stock Exchange Morgan Stanley Cyclical Flex Index,
300	strike price $1105, expires 1/4/08		(615,000)
250	strike price $1120, expires 12/14/07		(199,250)
	American Stock Exchange Morgan Stanley Cyclical Index,
150	strike price $1060, expires 11/17/07		(306,000)
150	strike price $1070, expires 11/17/07		(221,250)
300	strike price $1090, expires 12/22/07		(624,000)
600	strike price $1100, expires 12/22/07		(990,000)
	American Stock Exchange Oil Flex Index,
250	strike price $1465, expires 11/2/07		(841,000)
250	strike price $1480, expires 11/9/07		(841,750)
200	strike price $1530, expires 11/30/07		(568,200)
200	strike price $1565, expires 12/7/07		(409,000)
	American Stock Exchange Oil Index,
100	strike price $1500, expires 11/17/07		(277,000)
150	strike price $1510, expires 11/17/07		(346,500)
250	strike price $1520, expires 11/17/07		(475,000)
200	strike price $1530, expires 11/17/07		(310,000)
200	strike price $1540, expires 12/22/07		(748,000)
200	strike price $1550, expires 11/17/07		(198,000)
100	strike price $1550, expires 12/22/07		(335,000)
100	strike price $1560, expires 12/22/07		(299,000)
200	strike price $1570, expires 12/22/07		(532,000)
	American Stock Exchange Pharmaceutical Index,
1,450	strike price $350, expires 11/17/07		(739,500)
1,650	strike price $350, expires 12/22/07		(1,468,500)
750	strike price $355, expires 11/23/07		(279,000)
200	strike price $360, expires 11/17/07		(23,000)
350	strike price $360, expires 12/22/07		(154,000)
	Nasdaq 100 Stock Index,
30	strike price $2125, expires 11/17/07		(376,200)
70	strike price $2150, expires 11/17/07		(729,750)
	Philadelphia Stock Exchange KBW Bank Flex Index,
3,000	strike price $112.50, expires 11/23/07		(72,000)
3,000	strike price $114, expires 11/30/07		(75,000)
3,000	strike price $115.50, expires 11/2/07		—
	Philadelphia Stock Exchange KBW Bank Index,
1,500	strike price $107.50, expires 12/22/07		(360,000)
1,500	strike price $110, expires 11/17/07		(75,000)
4,000	strike price $110, expires 12/22/07		(640,000)
3,000	strike price $112.50, expires 11/17/07		(75,000)
500	strike price $112.50, expires 12/22/07		(52,500)
4,500	strike price $115, expires 11/17/07		(236,250)
2,000	strike price $117.50, expires 11/17/07		(465,000)

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments October 31, 2007 (unaudited)

Contracts		Value*
	Standard & Poors 500 Flex Index,
200	strike price $1545, expires 11/2/07	$(178,800)
200	strike price $1585, expires 11/23/07	(238,600)
200	strike price $1590, expires 12/7/07	(339,200)
200	strike price $1590, expires 12/14/07	(403,200)
	Standard & Poors 500 Index,
100	strike price $1550, expires 11/17/07	(207,000)
100	strike price $1560, expires 11/17/07	(149,500)
200	strike price $1560, expires 12/22/07	(680,000)
300	strike price $1565, expires 11/17/07	(363,000)
400	strike price $1565, expires 12/22/07	(1,278,000)
250	strike price $1575, expires 11/17/07	(178,750)
200	strike price $1575, expires 12/22/07	(528,000)
	Telecom HOLDRs Trust,
5,000	strike price $104.40, expires 11/30/07	(30,000)
5,000	strike price $104.80, expires 11/9/07	(21,605)

	Total Call Options Written (premium received-$21,256,900)	(19,552,305)

	Total Investments, net of call options written(cost-$2,321,792,852)-100.4%	2,491,162,391

	Liabilities in excess of other assets-(0.4%)	(10,196,827)
	Net Assets-100.0%	$2,480,965,564

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund's investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

(a)	All or partial amount segregated as collateral for call options written.
(b)	144A Security-Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.
Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Private Placement. Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $40,403,900, representing 1.63% of net assets, are restricted.
(d)	Variable rate security. Interest rate disclosed reflects the rate in effect on October 31, 2007.
(e)	Non-income producing.
(f)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

Glossary:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt
NR-Not Rated
REIT-Real Estate Investment Trust

Item 2. Controls and Procedures

a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17CFR270.30a-3(c)), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d)) under the Act (17CFR270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: NFJ Dividend, Interest & Premium Strategy Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 18, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 18, 2007

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 18, 2007